Note 19 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
19.	Commitments and contingencies

(a)  Lease commitments

Minimum operating lease payments are as follows:

Year ended December 31
2013	$65,073
2014	53,253
2015	40,982
2016	30,476
2017	20,395
Thereafter	73,244

(b)  Contingencies

In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business.  Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company.  The Company believes resolution of such proceedings, combined with amounts set aside, will not have a material impact on the Company’s financial condition or the results of operations.